UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Angelo, Gordon & Co., L.P.

Address:   245 Park Avenue, 26th Floor
           New York, New York 10167


Form 13F File Number: 028-02616


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Kirk P. Wickman
Title:  Chief Administrative Officer
Phone:  212-692-2010

Signature,  Place,  and  Date  of  Signing:

/s/ Kirk P. Wickman                New York, New York                 5/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              66

Form 13F Information Table Value Total:  $    1,504,408
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AG MTG INVT TR INC           COM              001228105   10,188    400,000 SH       SOLE                   400,000      0    0
AK STL CORP                  NOTE 5.000%11/1  001546AP5    6,175  6,600,000 PRN      SOLE                 6,600,000      0    0
AIRTRAN HLDGS INC            NOTE 5.250%11/0  00949PAD0   15,731 10,948,000 PRN      SOLE                10,948,000      0    0
ALLEGHENY TECHNOLOGIES INC   COM              01741R102    2,584     81,500 SH       SOLE                    81,500      0    0
ALLIANCE DATA SYSTEMS CORP   NOTE 4.750% 5/1  018581AC2   78,353 22,927,000 PRN      SOLE                22,927,000      0    0
AMERICAN CAP MTG INVT CORP   COM              02504A104   16,796    650,000 SH       SOLE                   650,000      0    0
ARBITRON INC                 COM              03875Q108   15,645    333,800 SH  CALL SOLE                   333,800      0    0
CEMEX SAB DE CV              NOTE 3.750% 3/1  151290BC6   81,902 60,500,000 PRN      SOLE                60,500,000      0    0
CENTRAL EUROPEAN MEDIA       NOTE 5.000%11/1  153443AH9   43,240 45,100,000 PRN      SOLE                45,100,000      0    0
CHIQUITA BRANDS INTL INC     NOTE 4.250% 8/1  170032AT3    4,898  5,368,000 PRN      SOLE                 5,368,000      0    0
CINEDIGM DIGITAL CINEMA CORP COM              172407108    2,149  1,377,613 SH       SOLE                 1,377,613      0    0
CLEARWIRE CORP NEW           CL A             18538Q105   14,580  4,500,000 SH       SOLE                 4,500,000      0    0
COBALT INTL ENERGY INC       COM              19075F106    2,766     98,100 SH       SOLE                    98,100      0    0
COPANO ENERGY L L C          COM UNITS        217202100    2,998     74,000 SH  CALL SOLE                    74,000      0    0
COVENTRY HEALTH CARE INC     COM              222862104   13,789    293,200 SH       SOLE                   293,200      0    0
CYMER INC                    COM              232572107   24,038    250,000 SH       SOLE                   250,000      0    0
CYMER INC                    COM              232572107    2,288     23,800 SH  CALL SOLE                    23,800      0    0
DELL INC                     COM              24702R101   35,234  2,458,800 SH       SOLE                 2,458,800      0    0
DELL INC                     COM              24702R101    5,060    353,100 SH  CALL SOLE                   353,100      0    0
FAIRPOINT COMMUNICATIONS INC COM NEW          305560302   38,309  5,128,325 SH       SOLE                 5,128,325      0    0
FREEPORT-MCMORAN COPPER & GO COM              35671D857    4,303    130,000 SH  PUT  SOLE                   130,000      0    0
GILEAD SCIENCES INC          NOTE 1.000% 5/0  375558AN3  139,925 64,500,000 PRN      SOLE                64,500,000      0    0
HERTZ GLOBAL HOLDINGS INC    NOTE 5.250% 6/0  42805TAA3   23,046  8,500,000 PRN      SOLE                 8,500,000      0    0
HESS CORP                    COM              42809H107   35,805    500,000 SH       SOLE                   500,000      0    0
INCYTE CORP                  NOTE 4.750%10/0  45337CAJ1   27,873 10,333,000 PRN      SOLE                10,333,000      0    0
INTEL CORP                   SDCV 3.250% 8/0  458140AF7   18,024 14,973,000 PRN      SOLE                14,973,000      0    0
JINKOSOLAR HOLDING CO LTD    NOTE 4.000% 5/1  47759TAA8    6,300 10,500,000 PRN      SOLE                10,500,000      0    0
LAM RESEARCH CORP            COM              512807108    1,712     41,300 SH       SOLE                    41,300      0    0
LIBERTY MEDIA CORP NEW       DEB 3.125% 3/3   530718AF2   63,991 39,394,000 PRN      SOLE                39,394,000      0    0
MCMORAN EXPLORATION CO       COM              582411104   16,350  1,000,000 SH       SOLE                 1,000,000      0    0
METROPCS COMMUNICATIONS INC  COM              591708102   41,420  3,800,000 SH       SOLE                 3,800,000      0    0
MOLINA HEALTHCARE INC        COM              60855R100      252      8,151 SH       SOLE                     8,151      0    0
MYLAN INC                    NOTE 3.750% 9/1  628530AJ6   18,833  8,500,000 PRN      SOLE                 8,500,000      0    0
NEWMONT MINING CORP          COM              651639106   10,933    261,000 SH       SOLE                   261,000      0    0
OMNICOM GROUP INC            NOTYE 7/3        681919AV8    5,597  5,000,000 PRN      SOLE                 5,000,000      0    0
ONYX PHARMACEUTICALS INC     NOTE 4.000% 8/1  683399AB5   23,300 10,000,000 PRN      SOLE                10,000,000      0    0
PPL CORP                     COM              69351T601   19,180    350,000 SH       SOLE                   350,000      0    0
PLAINS EXPL& PRODTN CO       COM              726505100    9,494    200,000 SH       SOLE                   200,000      0    0
PRICELINE COM INC            COM NEW          741503403    4,886      7,100 SH       SOLE                     7,100      0    0
PROLOGIS INC                 COM              74340W103    4,646    116,200 SH       SOLE                   116,200      0    0
PULSE ELECTRONICS CORP       NOTE 7.000%12/1  74586WAA4    3,488  5,000,000 PRN      SOLE                 5,000,000      0    0
QUAD / GRAPHICS INC          COM CL A         747301109   52,744  2,203,161 SH       SOLE                 2,203,161      0    0
RLJ ENTMT INC                COM              74965F104    2,074    445,105 SH       SOLE                   445,105      0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103   31,334    200,000 SH  PUT  SOLE                   200,000      0    0
SANOFI                       RIGHT 12/31/2020 80105N113    6,188  3,457,600 SH       SOLE                 3,457,600      0    0
SOLARFUN POWER HOLDINGS CO L NOTE 3.500% 1/1  83415UAB4    4,338  5,000,000 PRN      SOLE                 5,000,000      0    0
SPRINT NEXTEL CORP           COM SER 1        852061100   22,356  3,600,000 SH       SOLE                 3,600,000      0    0
STARWOOD PPTY TR INC         NOTE 4.550% 3/0  85571BAA3    9,175  8,350,000 PRN      SOLE                 8,350,000      0    0
SUNPOWER CORP                DBCV 4.750% 4/1  867652AC3      500    500,000 PRN      SOLE                   500,000      0    0
TRW AUTOMOTIVE INC           NOTE 3.500%12/0  87264MAH2   22,339 11,500,000 PRN      SOLE                11,500,000      0    0
THERAVANCE INC               COM              88338T104    7,445    315,200 SH       SOLE                   315,200      0    0
THERAVANCE INC               NOTE 2.125% 1/1  88338TAB0   18,078 16,500,000 PRN      SOLE                16,500,000      0    0
THOMPSON CREEK METALS CO INC UNIT 99/99/9999  884768300    7,497    450,000 SH       SOLE                   450,000      0    0
TIME WARNER TELECOM INC      DBCV 2.375% 4/0  887319AC5   20,358 15,066,000 PRN      SOLE                15,066,000      0    0
TRINITY INDS INC             COM              896522109    3,359     74,100 SH       SOLE                    74,100      0    0
TRIUMPH GROUP INC            NOTE 2.625%10/0  896818AB7   55,428 19,200,000 PRN      SOLE                19,200,000      0    0
UAL CORP                     NOTE 6.000%10/1  902549AJ3   77,342 20,770,000 PRN      SOLE                20,770,000      0    0
UNITED STATES STL CORP NEW   NOTE 4.000% 5/1  912909AE8    6,244  6,000,000 PRN      SOLE                 6,000,000      0    0
VERISIGN INC                 SDCV 3.250% 8/1  92343EAD4   31,860 21,500,000 PRN      SOLE                21,500,000      0    0
VIRGIN MEDIA INC             COM              92769L101   35,258    720,000 SH       SOLE                   720,000      0    0


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
VIRGIN MEDIA INC             NOTE 6.500%11/1  92769LAB7  135,086 51,400,000 PRN      SOLE                51,400,000      0    0
WMS INDS INC                 COM              929297109      756     30,000 SH  CALL SOLE                    30,000      0    0
WESCO INTL INC               DBCV 6.000%9/1   95082PAH8   36,085 13,737,000 PRN      SOLE                13,737,000      0    0
XILINX INC                   COM              983919101    6,157    161,300 SH       SOLE                   161,300      0    0
ZAIS FINL CORP               COM              98886K108    1,032     50,000 SH       SOLE                    50,000      0    0
ARCELORMITTAL SA LUXEMBOURG  MAND CV NT 16    L0302D178   15,294    730,000 PRN      SOLE                   730,000      0    0


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